Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 15,919,518	$ 14,337,078
Receivables and prepaid expenses	1,074,370	721,556
Loan receivable - current portion	0	47,830
Total Current Assets	16,993,888	15,106,464
Long-Term Deposits	37,228	33,294
Restricted Cash	46,001	18,147
Loan receivable - Non-Current portion	0	119,608
Property, Plant and Equipment	2,216,487	2,631,827
Right-of-Use Assets	824,023	759,711
Exploration and Evaluation Assets	40,801,924	56,491,140
Deferred Transaction Costs	502,686	0
Total Assets	61,422,237	75,160,191
Current Liabilities
Trade and other payables	2,633,911	2,487,332
Current lease liability	231,526	460,690
Current equipment financing liability	216,898	202,577
Convertible debt facility - liability component	8,463,214	0
Convertible debt facility - derivative component	1,585,000	0
Current reclamation and remediation liability	1,623,564	1,875,298
Due to related parties	636,555	693,344
Total Current Liabilities	15,390,668	5,719,241
Long-Term Lease Liability	622,795	380,035
Long-Term Equipment Financing Liability	178,062	394,960
Reclamation and Remediation Liability	23,907,547	39,590,952
Total Liabilities	40,099,072	46,085,188
Shareholders' Equity
Share Capital	125,079,150	122,010,028
Reserves	8,364,642	7,124,353
Accumulated Other Comprehensive Income	7,958,603	212,831
Accumulated Deficit	(120,079,230)	(100,272,209)
Total Equity	21,323,165	29,075,003
Total Liabilities and Equity	$ 61,422,237	$ 75,160,191